Loans and borrowings - Additional Information (Detail) - RUB (₽) ₽ in Thousands			1 Months Ended	12 Months Ended
	Mar. 13, 2019	Oct. 05, 2017	May 31, 2016	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [2]	Apr. 22, 2019	May 30, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings, obtained					₽ 270,000	₽ 2,000,000
Percentage of voting interest acquired				100.00%				100.00%
Borrowings Interest Rate Basis				Central Bank of Russia Key Rate + 2%
Borrowings, interest rate spread				2.00%
Borrowings maturity				October 2022
Borrowings, Repaid				₽ 1,325,000	₽ 690,000	₽ 100,000
Seven Million Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		₽ 7,000,000		7,000,000
Borrowings, obtained		2,000,000
Five Million Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		₽ 5,000,000
Borrowings, obtained			₽ 5,000,000
Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount							₽ 3,000,000
Other Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Repaid	₽ 270,000			₽ 270,000

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.